Operating costs Analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Operating Costs [Line Items]
Depreciation and amortisation	£ 1,530	£ 1,481		£ 1,311
Payroll costs	1,648	1,578		1,337
Purchases of electricity	1,285	1,097		1,312
Purchases of gas	1,543	1,219		967
Rates and property taxes	1,057	1,042		899
Balancing services incentive scheme	1,012	1,120		907
Payments to other UK network owners	1,043	1,008		971
Other	2,639	3,282		2,283
Operating expense	11,757	11,827	[1]	9,987	[2]
Inventory consumed	367	296		274
Operating leases	102	98		91
Research and development expenditure	13	14		19
Before exceptional items and remeasurements
Operating Costs [Line Items]
Depreciation and amortisation	1,530	1,481		1,311
Payroll costs	1,648	1,578		1,337
Purchases of electricity	1,299	1,143		1,304
Purchases of gas	1,539	1,241		986
Rates and property taxes	1,057	1,042		899
Balancing services incentive scheme	1,012	1,120		907
Payments to other UK network owners	1,043	1,008		971
Other	2,665	2,649		2,283
Operating expense	11,793	11,262	[1]	9,998	[2]
Exceptional items and remeasurements
Operating Costs [Line Items]
Depreciation and amortisation	0	0		0
Payroll costs	0	0		0
Purchases of electricity	(14)	(46)		8
Purchases of gas	4	(22)		(19)
Rates and property taxes	0	0		0
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other	(26)	633		0
Operating expense	£ (36)	£ 565	[1]	£ (11)	[2]

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).